9. FIXED ASSETS (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Property and equipment, net	$ 442,270		$ 469,001	$ 522,668
Property and equipment, accumulated depreciation	651,809		606,509	554,884
Depreciation expense	$ 49,160	$ 43,823